Expense Example - PGIM Jennison NextGeneration Global Opportunities Fund	A 1 Year	A 3 Years	C 1 Year	C 3 Years	Z 1 Year	Z 3 Years	R6 1 Year	R6 3 Years
USD ($)	676	2,095	309	2,437	103	1,121	108	1,026